Short-Term Investment - Schedule of Fair Value Measurements of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Fair Value Measurements of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Short-term investments	$ 1,435,901	$ 1,435,901
Fair Value, Recurring [Member]
Schedule of Fair Value Measurements of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Short-term investments	1,435,901	1,435,901
Level 1 [Member] | Fair Value, Recurring [Member]
Schedule of Fair Value Measurements of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Short-term investments
Level 2 [Member] | Fair Value, Recurring [Member]
Schedule of Fair Value Measurements of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Short-term investments	1,435,901	1,435,901
Level 3 [Member] | Fair Value, Recurring [Member]
Schedule of Fair Value Measurements of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Short-term investments